INCOME TAX EXPENSE - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Increase (decrease) resulting from:
Mining taxes	0.20%	1.70%
Percentage of depletion	(0.40%)	(0.90%)
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense (as a percent)	4.70%	5.50%
Change in unrecognized deferred tax assets (as a percent)	7.50%	(0.40%)
True-up of prior provisions to tax filings	(1.10%)
Over provided in prior periods (as a percent)	11.10%	0.50%
Income not subject to tax (as a percent)	(0.10%)	(0.70%)
Effect of non-taxable impairment reversals (as a percent)		(6.90%)
Accounting expenses disallowed for tax (as a percent)	6.30%	1.70%
Taxes on repatriation of foreign earnings (as a percent)	1.20%	0.10%
Impact of CARES Act		(1.40%)
Settlement of prior period taxes	11.10%	0.50%
Other (as a percent)	(2.50%)	(1.20%)
Effective tax rate (as a percent)	53.40%	24.50%